Document and Entity Information	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001658678
Entity Registrant Name	BioStem Technologies, Inc.
Entity Incorporation, State or Country Code	FL
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true